Note 7 - Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Acquisition cost	$ 442	$ 700	$ 3,428
Iron Creek assets [member]
Statement Line Items [Line Items]
Beginning balance	85,634	87,693
Foreign exchange	7,530	(2,059)
Acquisition cost	36
Ending balance	$ 93,200	$ 85,634	$ 87,693